Offerings - Offering: 1	Mar. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 25,205,162.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,480.83
Offering Note
(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $3,480.83 was paid in connection with the filing of the Schedule TO-I by Peachtree Alternative Strategies Fund (File No. 005-89754) on October 16, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.